Business and Summary of Significant Accounting Policies (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date		$ 0.48
Risk-free interest rate		0.04%
Dividend yield		0.00%
Volatility factor		151.00%
Term		3 months 29 days
At issuance [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date	$ 0.15	$ 0.55
Risk-free interest rate		0.11%
Dividend yield	0.00%	0.00%
Volatility factor		64.00%
Term		1 year
At issuance [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.11%
Volatility factor	87.00%
Term	6 months 11 days
At issuance [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.01%
Volatility factor	71.00%
Term	2 months 9 days